Supplementary Financial Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Supplementary Financial Information [Abstract]
Schedule Of Other Deductions And (Income)

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018

Professional fees	$1	$2	$4	$4
Sempra Acquisition related costs	-	-	-	16
InfraREIT Acquisition related costs	7	-	9	-
Recoverable pension and OPEB - non-service costs	14	13	28	27
Non-recoverable pension and OPEB costs (Note 8)	1	-	2	3
Other, including interest income	2	3	(1)	-
Total other deductions and (income) - net	$25	$18	$42	$50

Other Income and (Deductions)

	Year Ended December 31,
	2018	2017	2016

Professional fees	$(12)	$(15)	$(15)
Sempra Acquisition related costs	(12)	-	-
Recoverable Pension and OPEB - non-service costs (a)	(53)	(31)	(28)
Non-recoverable pension and OPEB (Note 10)	(6)	(5)	(2)
Interest income	1	6	2
Other	(2)	(1)	-
Total other income and (deductions) - net	$(84)	$(46)	$(43)

________________

(a) Years 2017 and 2016 are adjusted for the retrospective adoption of ASU 2017-07, as discussed in Note 1.

Schedule Of Interest Expense And Related Charges

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018

Interest	$95	$89	$182	$178
Amortization of debt issuance costs and discounts	2	2	4	3
Less allowance for funds used during construction – capitalized interest portion	(4)	(4)	(7)	(6)
Total interest expense and related charges	$93	$87	$179	$175

	Year Ended December 31,
	2018	2017	2016

Interest	$358	$351	$341
Amortization of debt issuance costs and discounts	6	3	3
Less allowance for funds used during construction – capitalized interest portion	(13)	(12)	(8)
Total interest expense and related charges	$351	$342	$336

Schedule Of Trade Accounts And Other Receivables

	At June 30,	At December 31,
	2019	2018

Gross trade accounts and other receivables	$656	$562
Allowance for uncollectible accounts	(4)	(3)
Trade accounts receivable – net	$652	$559

	At December 31,
	2018	2017

Gross trade accounts and other receivables	$562	$638
Allowance for uncollectible accounts	(3)	(3)
Trade accounts receivable – net	$559	$635

Summary of Investments And Other Property

	At June 30,	At December 31,
	2019	2018

Assets related to employee benefit plans, including employee savings programs	$107	$108
Land	12	12
Other	3	-
Total investments and other property	$122	$120

	At December 31,
	2018	2017

Assets related to employee benefit plans, including employee savings programs	$108	$111
Land	12	2
Total investments and other property	$120	$113

Schedule Of Property, Plant And Equipment

	Composite Depreciation Rate/	At June 30,	At December 31,
	Avg. Life at June 30, 2019	2019	2018
Assets in service:
Distribution	2.8% / 35.4 years	$13,659	$13,105
Transmission	2.8% / 35.2 years	10,611	8,568
Other assets	6.9% / 14.5 years	1,548	1,497
Total		25,818	23,170
Less accumulated depreciation		7,866	7,513
Net of accumulated depreciation		17,952	15,657
Construction work in progress		661	417
Held for future use		18	16
Property, plant and equipment – net		$18,631	$16,090

	Composite Depreciation Rate/	At December 31,
	Avg. Life at December 31, 2018	2018	2017
Assets in service:
Distribution	2.8% / 35.1 years	$13,105	$12,467
Transmission	2.9% / 34.4 years	8,568	7,870
Other assets	6.9% / 14.6 years	1,497	1,380
Total		23,170	21,717
Less accumulated depreciation		7,513	7,255
Net of accumulated depreciation		15,657	14,462
Construction work in progress		417	402
Held for future use		16	15
Property, plant and equipment – net		$16,090	$14,879

Schedule Of Intangible Assets

	At June 30, 2019			At December 31, 2018
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net

Identifiable intangible assets subject to amortization:
Land easements	$559	$105	$454	$464	$101	$363
Capitalized software	803	410	393	787	385	402
Total	$1,362	$515	$847	$1,251	$486	$765

	At December 31, 2018			At December 31, 2017
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Identifiable intangible assets subject to amortization:
Land easements	$464	$101	$363	$453	$96	$357
Capitalized software	787	385	402	679	339	340
Total	$1,251	$486	$765	$1,132	$435	$697

Schedule Of Estimated Aggregate Amortization Expenses

Year	Amortization Expense
2019	$52
2020	51
2021	51
2022	51
2023	51

Year	Amortization Expense

2019	$50
2020	49
2021	49
2022	49
2023	49

Schedule Of Employee Benefit Obligations And Other

	At June 30,	At December 31,
	2019	2018

Retirement plans and other employee benefits	$1,853	$1,858
Operating lease liabilities	63	-
Investment tax credits	7	8
Other	90	77
Total employee benefit, operating lease and other obligations	$2,013	$1,943

	At December 31,
	2018	2017

Retirement plans and other employee benefits	$1,858	$2,035
Investment tax credits	8	10
Other	77	57
Total employee benefit obligations and other	$1,943	$2,102

Schedule Of Supplemental Cash Flow Information

Supplemental Cash Flow Information

	Six Months Ended June 30,
	2019	2018

Cash payments (receipts) related to:
Interest	$171	$172
Less capitalized interest	(7)	(6)
Interest payments (net of amounts capitalized)	$164	$166
Amount in lieu of income taxes (a):
Federal	$33	$12
State	20	19
Total payments (receipts) in lieu of income taxes	$53	$31

Noncash increase in operating lease obligations for ROU assets	$22	$-

Noncash investing and financing activity (b):
Acquisition:
Assets acquired	$2,552	$-
Liabilities assumed	(1,224)	-
Cash paid	$1,328	$-

Noncash construction expenditures (c)	$246	$121

____________

(a)	See Note 9 for income tax related detail.
(b)	See Note 5 for more information on noncash debt exchanges related to InfraREIT Acquisition.

Represents end-of-period accruals.

	Year Ended December 31,
	2018	2017	2016
Cash payments related to:

Interest	$368	$345	$336
Less capitalized interest	(13)	(12)	(8)
Interest payments (net of amounts capitalized)	$355	$333	$328

Amount in lieu of income taxes:
Federal	$50	$(114)	$-
State	21	20	20
Total payments (refunds) in lieu of income taxes	$71	$(94)	$20

Noncash Sharyland Asset Exchange costs	$-	$383	$-
Noncash construction expenditures (a)	$174	$129	$122

______________

(a)Represents end-of-period accruals.

Schedule Of Quarterly Information

2018	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenues	$990	$1,021	$1,095	$995
Operating income	202	244	293	206
Net income	89	143	194	119

2017	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenues	$935	$964	$1,068	$991
Operating income(1)	164	202	252	190
Net income	73	112	157	77